Note 7 - Related Party Transactions - Schedule of Changes in Related Party Accounts Payable and Accrued Liabilities (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012
Mr. Rick Walchuk
Balance, July 31, 2012	$ 329,204
Additions:
Management fee	60,000	60,000
Accrued interest	2,638
Foreign exchange adjustment
Deduction:
Debt settlement	(386,842)
Balance, July 31, 2013	5,000	329,204
Mr. Michael Soursos
Balance, July 31, 2012	74,158
Additions:
Management fee	33,000	36,000
Accrued interest
Foreign exchange adjustment	227
Deduction:
Debt settlement	(107,385)
Balance, July 31, 2013		74,158
Total
Balance, July 31, 2012	403,362
Additions:
Management fee	93,000
Accrued interest	2,638
Foreign exchange adjustment	227
Deduction:
Debt settlement	(494,227)
Balance, July 31, 2013	$ 5,000	$ 403,362